Loans and Financial Liabilities (Details) $ in Thousands, ₪ in Millions			1 Months Ended	12 Months Ended
	Jan. 01, 2023 USD ($)	Jan. 01, 2023 ILS (₪)	Nov. 15, 2021 USD ($)	Dec. 31, 2022 USD ($)	Jun. 16, 2022	Dec. 31, 2021 USD ($)
Loans and Financial Liabilities (Details) [Line Items]
Credit facility			$ 40,000
Long-term loan				$ 20,000
Short-term credit facility				$ 20,000
Credit facility percentage				1.75%
Commitment fee percentage				0.20%
Credit facility	$ 10,000	₪ 35
Loan and credit facility agreement description				(1)The Shareholder’s Equity shall at no time be less than 30% of the Total Assets; examined on a quarterly basis; (2) The Shareholder’s Equity shall at no time be less than $120,000 thousand; examined on a quarterly basis; (3) The ratio between:(a) the short term financial debt less current maturities of long term debt (in as much as such are included therein); and (b) the Working Capital, as such term is defined in the loan agreement, shall at no time exceed 0.8; examined on a quarterly basis; and (4) The ratio between: (a) the EBITDA as such term is defined in the loan agreement; and (b) the current maturities of long term debt to financial institutions plus out of pocket financial expenses, net, reported in the course of four consecutive quarters immediately preceding the examination date, shall not be less than 1.1 during each of the years 2022 and 2024 and not less than 1.25 in the year 2025 and onwards, examined on an annual basis.
Contingent consideration total				$ 23,534		$ 21,995
Increase amount of liability				1,539
Increase in changes of time value				5,626
Changes in expected payments				$ 5,626
Forecast [Member]
Loans and Financial Liabilities (Details) [Line Items]
Interest rate	0.55%	0.55%			2.18%
Financing facility	$ 20,000
Annual fee percentage	0.275%	0.275%
Bottom of range [member]
Loans and Financial Liabilities (Details) [Line Items]
Interest rate				3.15%
Top of range [member]
Loans and Financial Liabilities (Details) [Line Items]
Interest rate				3.55%